Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of segment information for the reportable segments

	Six Months Ended June 30, 2023
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	9,977	269,057	279,034	80,149	359,183	173,691	—	532,874
Interest income	438	1	439	—	439	238	15,198	15,875
Interest expense	—	—	—	—	—	—	(224)	(224)
Equity in earnings of equity investees, net of tax	—	—	—	—	—	35,110	—	35,110
Income tax (expense)/benefit	(86)	(7)	(93)	107	14	(939)	(1,805)	(2,730)
Net (loss)/income attributable to the Company	(83,628)	205,010	121,382	12,971	134,353	37,180	(2,982)	168,551
Depreciation/ amortization	(3,263)	(250)	(3,513)	—	(3,513)	(165)	(134)	(3,812)
Additions to non-current assets (other than financial instruments and deferred tax assets)	30,296	110	30,406	—	30,406	243	15	30,664

	June 30, 2023
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	152,736	33,995	186,731	64,260	250,991	170,366	876,140	1,297,497
Property, plant and equipment	93,840	1,940	95,780	—	95,780	826	223	96,829
Right-of-use assets	4,887	2,867	7,754	—	7,754	838	600	9,192
Leasehold land	11,387	—	11,387	—	11,387	—	—	11,387
Goodwill	—	—	—	—	—	3,064	—	3,064
Other intangible asset	—	—	—	—	—	52	—	52
Investments in equity investees	—	—	—	—	—	37,740	—	37,740

	Six Months Ended June 30, 2022
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	27,552	—	27,552	63,517	91,069	110,978	—	202,047
Interest income	376	—	376	—	376	92	1,514	1,982
Interest expense	—	—	—	—	—	—	(404)	(404)
Equity in earnings of equity investees, net of tax	(2)	—	(2)	—	(2)	33,551	—	33,549
Income tax (expense)/benefit	(255)	6,912	6,657	(436)	6,221	(317)	(1,689)	4,215
Net (loss)/income attributable to the Company	(92,645)	(96,156)	(188,801)	9,006	(179,795)	35,423	(18,489)	(162,861)
Depreciation/ amortization	(3,827)	(237)	(4,064)	—	(4,064)	(154)	(158)	(4,376)
Additions to non-current assets (other than financial instruments and deferred tax assets)	8,947	227	9,174	—	9,174	160	13	9,347

	December 31, 2022
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	221,337	30,281	251,618	45,984	297,602	235,500	496,343	1,029,445
Property, plant and equipment	72,775	2,103	74,878	—	74,878	735	334	75,947
Right-of-use assets	3,350	3,167	6,517	—	6,517	1,308	897	8,722
Leasehold land	11,830	—	11,830	—	11,830	—	—	11,830
Goodwill	—	—	—	—	—	3,137	—	3,137
Other intangible asset	—	—	—	—	—	85	—	85
Investments in equity investees	316	—	316	—	316	73,461	—	73,777

Summary of customers which accounted for over 10% of the Group's revenue

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Customer A	269,057	—
Customer B	(note)	39,034
Customer C	(note)	36,282

Note: Customer did not account for over 10% of the Group’s revenue during the six months ended June 30, 2023.